CONSOLIDATED STATEMENTS OF CASH FLOWS (USD $) In Thousands, unless otherwise specified	9 Months Ended		12 Months Ended
	Oct. 29, 2011	Oct. 30, 2010	Jan. 29, 2011	Jan. 30, 2010	Jan. 31, 2009
Cash Flows From Operating Activities:
Net income	$ 14,148	$ 12,567	$ 16,895	$ 10,604	$ 4,606
Adjustments to reconcile net income to net cash provided by operating activities:
Depreciation and amortization	3,509	1,707	2,377	1,215	700
Stock-based compensation expense	3,907	1,706	2,400	99	8
Excess tax benefit from stock-based compensation	(449)	(535)	(1,757)
Loss on sale of assets	20	22	25
Amortization of debt issuance costs	462		158
Loss on early extinguishment of debt	1,591
Deferred income taxes	2,696	(1,997)	(2,685)	(833)	(54)
Changes in assets and liabilities:
Accounts receivables	931	(3,539)	(3,557)	(126)	(49)
Inventories	(4,716)	(6,914)	(5,581)	(794)	310
Prepaid expenses and other assets	(926)	(896)	(1,549)	(573)	(407)
Accounts payable	2,567	1,954	3,443	1,434	(298)
Accrued liabilities	(479)	4,601	3,874	1,007	39
Deferred and accrued rents	6,616	5,684	5,999	1,440	315
Income tax payable			978	(196)	(1,462)
Net cash provided by operating activities	29,877	14,360	21,020	13,277	3,708
Cash Flows Used in Investing Activities:
Purchase of property and equipment	(12,236)	(11,037)	(16,208)	(5,538)	(2,013)
Other	35
Net cash used by investing activities	(12,201)	(11,037)	(16,208)	(5,538)	(2,013)
Cash Flows Used by Financing Activities:
Dividends			(100,000)
Proceeds from issuance of stock in initial public offering, net of costs	44,118
Excess tax benefit from stock-based compensation	449	535	1,757
Proceeds from borrowings under the new revolving credit facility	41,000
Proceeds from debt			95,000
Repayments of borrowings under the prior senior secured credit facility	(93,813)		(1,187)
Repayments of borrowings under the new revolving credit facility	(6,000)
Payment of debt issuance costs	(1,468)		(2,137)
Proceeds from the exercise of stock options	504	138	504
S-Corporation distributions					(1,525)
Net cash (used by) provided by financing activities	(15,210)	673	(6,063)		(1,525)
Net increase (decrease) in cash and cash equivalents	2,466	3,996	(1,251)	7,739	170
Cash and cash equivalents, beginning of year	12,516	13,767	13,767	6,028	5,858
Cash and cash equivalents, end of period	14,982	17,763	12,516	13,767	6,028
Supplemental Disclosures of Cash Flow Information:
Cash paid for income taxes	6,300	6,837	13,509	7,946	3,935
Interest paid	5,027		163
Supplemental Non-Cash Financing Activities:
Accrual of dividends on Preferred Stock - Series A				2,022	1,641
Increase in redemption value of Preferred Stock Series A				$ 60,271